General Information	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
General information

Note 1. General information

The consolidated condensed interim unaudited financial statements cover Mobilicom Limited (the “Company”) as a group consisting of the Company and the entities it controlled at the end of, or during, the half year ended June 30, 2023 (collectively, the “Group”).

On January 1, 2024, the Company transitioned from the Australian dollar (“AUD”) as its presentation currency to the U.S. dollar (‘USD”) as its presentation currency. The change was accounted as a change of accounting policy on a retrospective basis. In addition, commencing January 1, 2024, the Company transitioned from AUD as its functional currency to USD as its functional currency. See note 2 for further details.

The functional currency of the Company’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels.

Mobilicom Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business are:

C/- JM Corporate Services Pty Ltd

Level 21, 459 Collins Street

Melbourne, Victoria, 3000

Australia

The company’s principal activities are design, develop and deliver of cybersecurity and smart robust solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics & autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on global drone, robotics and autonomous system manufacturers. The Company holds patented technology & unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. Mobilicom’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales & licensing fees and professional support services for its solutions.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in thousands of deaths and injuries, and Hamas additionally kidnapped many Israeli civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations in parallel to their continued rocket and terror attacks, which included call-up reservists for active military duty in the Israel Defense Forces. As the vast majority of the employees of the Company are situated in Israel, as of the date of the authorization of the financial statements by the directors, none of the Company’s members of management nor employees are in active military reserve duty. The Company’s product, research and development and business development activities remain on track.

The consolidated condensed interim unaudited financial statements were authorised for issue, in accordance with a resolution of directors, on September 6, 2024.